Segment analysis - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment analysis
Revenue	$ 4,689	$ 4,055	$ 3,451
U.S.
Segment analysis
Revenue	2,181	1,727	1,449
U.K
Segment analysis
Revenue	385	396	359
Brazil
Segment analysis
Revenue	$ 549	$ 439	$ 352